Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Related Party Transactions [Line Items]
Total Expenses paid on behalf of the Group by related parties			$ 446,469	$ 1,728,398	$ 1,424,460
Total Proceed of Interest-free loan from related parties			3,031,467
Total Repayment to (receivable from) related parties			4,593,092	(35,990)	34,552
Mrs. Qi Xiaoyu [Member]
Schedule of Related Party Transactions [Line Items]
Total Expenses paid on behalf of the Group by related parties		$ 241,147	6,669	1,480,137	1,165,096
Total Proceed of Interest-free loan from related parties			2,815,899
Total Repayment to (receivable from) related parties			4,035,593
Ms. Wu Shunyu [Member]
Schedule of Related Party Transactions [Line Items]
Total Expenses paid on behalf of the Group by related parties		6,130	6,120	30,222	104,225
Mr. Fuyunishiki Ryo [Member]
Schedule of Related Party Transactions [Line Items]
Total Expenses paid on behalf of the Group by related parties		$ 65,538	433,680	218,038	78,240
Total Proceed of Interest-free loan from related parties			86,478
Total Repayment to (receivable from) related parties			428,409
Mr. Wu Zhihua [Member]
Schedule of Related Party Transactions [Line Items]
Total Expenses paid on behalf of the Group by related parties					76,299
Total Proceed of Interest-free loan from related parties			129,090
Total Repayment to (receivable from) related parties			129,090
Ishiyama [Member]
Schedule of Related Party Transactions [Line Items]
Total Repayment to (receivable from) related parties				$ (35,990)	$ 34,552